Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

As of
December 31,
2020
Period
Not later than one year	175,642
Later than one year and not later than two years	139,708
Later than two years and not later than three years	116,197
Later than three years and not later than four years	56,156
Later than four years and not later than five years	50,280
Later than five years	14,469
Total	552,452